UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2003
                                               ---------------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:      Bonness Enterprises, Inc.
         --------------------------------------------------
Address:   2715 M Street, N.W., Suite 300
         --------------------------------------------------
           Washington, D.C.   20007
         --------------------------------------------------

         --------------------------------------------------

Form 13F File Number:    028-05225
                             -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lorraine Gallard
         --------------------------------------------------

Title:     President
         --------------------------------------------------

Phone:     202 333-2607
         --------------------------------------------------

Signature, Place, and Date of Signing:

/s/  Lorraine Gallard          Washington, D.C.            January 14, 2004
---------------------     -------------------------        ----------------
     [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name

      28-
         -------------                 -------------------------------
      [Repeat as necessary.]


                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                           ------------

Form 13F Information Table Entry Total:      68
                                           ------------

Form 13F Information Table Value Total:      $80,242
                                           ------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.        Form 13F File Number        Name

                 28-
      ----          ------------             -------------------------

      [Repeat as necessary.]


                                                                  FORM 13F INFORMATION TABLE

                                 TITLE OF               VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER            CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
------------------------------ ------------ --------- ---------- -------- ---  ----  ------- ---------- -------- -------- --------

Abbott Laboratories              COM        002824100     559     12000   SH         SOLE                  12000
                                                          373      8000   SH         OTHER                                  8000
Advent Software                  COM        007974108    1569     90000   SH         SOLE                  71000           19000
                                                           51      2900   SH         OTHER                                  2900
American International Group     COM        026874107    3480     52500   SH         SOLE                  40500           12000
                                                          152      2300   SH         OTHER                                  2300
BP Amoco PLC                     COM        055622104      78      1586   SH         SOLE                   1586
                                                          264      5348   SH         OTHER                                  5348
Bank of New York                 COM        064057102     735     22200   SH         SOLE                  22200
                                                           13       400   SH         OTHER                                   400
Berkshire Hathaway Inc. Class    COM        084670207     118        42   SH         SOLE                     42
                                                          118        42   SH         OTHER                                    42
Bristol Myers Co.                COM        110122108     466     16306   SH         SOLE                   7600            8706
                                                           57      2000   SH         OTHER                                  2000
Chiron                           COM        170040109    1519     26667   SH         SOLE                  26667
Cisco Systems                    COM        17275R102    5941    245180   SH         SOLE                 202800           42380
Citigroup, Inc.                  COM        172967101    1748     36011   SH         SOLE                  36011
Eli Lilly                        COM        532457108     113      1600   SH         SOLE                   1600
                                                          113      1600   SH         OTHER                                  1600
Exxon Mobil                      COM        30231G102     867     21140   SH         SOLE                   8940           12200
                                                          569     13888   SH         OTHER                                 13888
Gannett Co. Inc.                 COM        364730101     107      1200   SH         SOLE                   1200
                                                          107      1200   SH         OTHER                                  1200
General Electric Co.             COM        369604103    2378     76757   SH         SOLE                  63022           13735
                                                          627     20228   SH         OTHER                                 20228
Hewlett Packard                  COM        428236103     602     26200   SH         SOLE                  16400            9800
IBM                              COM        459200101     417      4504   SH         SOLE                    652            3852
                                                           99      1064   SH         OTHER                                  1064
ING Groep NV                     COM        456837103    2252     96200   SH         SOLE                  75700           20500
                                                           14       600   SH         OTHER                                   600
Intel Corp.                      COM        458140100    4711    147000   SH         SOLE                 109700           37300
                                                          176      5500   SH         OTHER                                  5500
JP Morgan Chase                  COM        46625H100    1620     44100   SH         SOLE                  31500           12600
                                                           11       300   SH         OTHER                                   300
Johnson & Johnson                COM        478160104    4060     78592   SH         SOLE                  58800           19792
KLA Tencor Corp.                 COM        482480100     632     10800   SH         SOLE                   6200            4600
                                                           18       300   SH         OTHER                                   300
Marsh & McLennan Companies Inc   COM        571748102    2193     45800   SH         SOLE                  34900           10900
                                                          115      2400   SH         OTHER                                  2400
Merck & Co., Inc.                COM        589331107    2924     63297   SH         SOLE                  48615           14682
                                                          277      6000   SH         OTHER                                  6000
Microsoft Corp.                  COM        594918104    3180    116200   SH         SOLE                  99000           17200
                                                          263      9600   SH         OTHER                                  9600
Motorola, Inc.                   COM        620076109    1914    136740   SH         SOLE                 105040           31700
                                                           14      1000   SH         OTHER                                  1000
National City Corp.              COM        635405103    3787    111568   SH         SOLE                  82200           29368
                                                          265      7800   SH         OTHER                                  7800
PepsiCo Inc.                     COM        713448108    2233     47900   SH         SOLE                  47900
Plum Creek Timber                COM        729251108    1449     47600   SH         SOLE                  33600           14000
                                                           15       500   SH         OTHER                                   500
Procter & Gamble Company         COM        742718109     240      2400   SH         SOLE                   2400
Progressive Corp.-Ohio           COM        743315103    4476     53553   SH         SOLE                  37953           15600
                                                          410      4900   SH         OTHER                                  4900
Royal Dutch Petroleum            COM        780257804    1305     24900   SH         SOLE                  17600            7300
                                                           10       200   SH         OTHER                                   200
Stryker Corp.                    COM        863667101   12057    141833   SH         SOLE                 110472           31361
                                                          510      6000   SH         OTHER                                  6000
Sun Microsystems                 COM        866810104      54     12000   SH         OTHER                                 12000
Timken Co.                       COM        887389104    1565     78000   SH         SOLE                  61200           16800
                                                           44      2200   SH         OTHER                                  2200
Washington Post 'B'              COM        939640108     791      1000   SH         SOLE                   1000
Wilmington Trust Corp.           COM        971807102     576     16000   SH         SOLE                  16000
                                                           14       400   SH         OTHER                                   400
Wyeth                            COM        983024100     412      9700   SH         SOLE                                   9700
                                                          272      6400   SH         OTHER                                  6400
BBVA Privanza, Cap. B            PFD        05529T206     791     28000   SH         SOLE                  28000
ING Groep NV 6.2% SER            PFD        456837400    1173     46000   SH         SOLE                  32000           14000
                                                          178      7000   SH         OTHER                                  7000